Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Cost		$ 83,297	$ 82,989
Impairment		(2,781)	(2,846)
Less: accumulated depreciation and amortization		(56,280)	(55,666)
Net book value		27,017	27,323
Net value of computer software included in furniture, fixture and equipment		28	36
Depreciation of property, plant and equipment		1,736	1,755	$ 1,973
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	$ 4,156	4,156
Lease terms		50 years
Lease expiration period		Dec. 31, 2053
Use Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	$ 28,077	28,077
Lease terms		50 years
Lease expiration period		Dec. 31, 2050
Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 32,233	32,233
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Cost		37,313	36,915
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		10,748	11,073
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,583	1,540
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		4,201	4,074
Property Subject to Operating Lease [Member] | Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		10,623	10,623
Less: accumulated depreciation and amortization		(3,804)	(3,581)
Net book value		$ 6,819	$ 7,042

[1]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2022, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.
[2]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050.